CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Line Items]
Cash	$ 1,628	$ 992	$ 887	$ 1,234
Denominated In USD [Member]
Cash and Cash Equivalents [Line Items]
Cash	1,034	315
Denominated In NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	129	280
Denominated In EUR [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 465	$ 397